Related Party Transactions (Details) - Schedule of general and administrative expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of general and administrative expenses [Abstract]
Management Fee	$ 100	$ 100